Employees (Tables)	12 Months Ended
Dec. 31, 2021
Employees [Abstract]
Aggregate employee remuneration
Aggregate remuneration comprised:

	December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Wages and salaries	46,983	32,688	17,268
Social security costs	4,225	3,431	2,037
Pension costs - employees	1,643	1,213	769
Directors' remuneration	3,138	2,158	2,555
Shared based payments	8,341	4,729	841
Total employee costs	64,330	44,219	23,470

Directors share options
The directors of the Company held the following share options over shares of Amryt Pharma plc at December 31, 2021:

	December 31, 2021
Director	Number	Exercise price		Expiration Date
Joseph Wiley	2,031,350	$2.804		March 7, 2028
Joseph Wiley	6,437,460	£0.76p - £121.50	p	November 28, 2024 - November 4, 2026
Raj Kannan	3,189,995	$2.04 - $4.08		August 8, 2028 - February 8, 2031
Dr. Roni Mamluk	1,380,380	$0.68 - $5.02		November 14, 2024 - June 10, 2030
Raymond T. Stafford	330,000	$2.04 - $2.25		July 9, 2027 - August 8, 2028
George P. Hampton, Jr.	330,000	$2.04 - $2.25		July 9, 2027 - August 8, 2028
Dr. Alain H. Munoz	330,000	$2.04 - $2.25		July 9, 2027 - August 8, 2028
Donald K. Stern	330,000	$2.04 - $2.25		July 9, 2027 - August 8, 2028
Dr. Patrick V.J.J. Vink	330,000	$2.04 - $2.25		July 9, 2027 - August 8, 2028
Stephen T. Wills	330,000	$2.04 - $2.25		July 9, 2027 - August 8, 2028

	December 31, 2020
Director	Number	Exercise price		Expiration Date
Joseph Wiley	6,437,460	£0.76p - £121.50	p	November 28, 2024 - November 4, 2026
Raymond T. Stafford	220,000	$2.25		July 9, 2027
George P. Hampton, Jr.	220,000	$2.25		July 9, 2027
Dr. Alain H. Munoz	220,000	$2.25		July 9, 2027
Donald K. Stern	220,000	$2.25		July 9, 2027
Dr. Patrick V.J.J. Vink	220,000	$2.25		July 9, 2027
Stephen T. Wills	220,000	$2.25		July 9, 2027

	December 31, 2019
Director	Number	Exercise price		Expiration Date
Joseph Wiley	6,437,460	£0.76p - £121.50	p	November 28, 2024 - November 4, 2026